Major Events in the Period and Events After the Period - Signature of a Licensing and Partnership Agreement with Ipsen (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended					24 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
New shares created (in shares)	49,996,185	49,996,185		49,996,185	49,834,983			49,996,185
+ Proceeds from issue of share capital (net)				€ 61	€ 0	€ 5
Bonds of HCRx
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Royalty income		€ 1,800
Ipsen | Bonds of HCRx
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Payment from collaboration, up-front cash payment			€ 55,000
Revenue from collaboration, up-front cash payment			130,000
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments	€ 62,000	€ 1,800	€ 26,500	€ 48,700	€ 13,300		€ 360,000	€ 62,000
Royalty income, percent of collaborative sales							20.00%